Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 306	$ 96
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	104,274,708	104,274,708
Common stock shares outstanding	87,232,028	104,274,708
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	17,042,680	0
Series A Convertible Preferred Stock
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series B Convertible Preferred Stock
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series C Convertible Preferred Stock
Preferred stock shares authorized	10,000	10,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series D Convertible Preferred Stock
Preferred stock shares authorized	3,500,000	3,500,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series E-1 Convertible Preferred Stock
Preferred stock shares authorized	50,000	50,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series E-2 Convertible Preferred Stock
Preferred stock shares authorized	50,000	50,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0